Summary of Changes in Fair Value of Private Placement Warrant Liability (Details) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at December 31, 2024
Change in fair value	(1,228,906)
Balance at December 31, 2025	295,603
June Warrant [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on issuance	361,000
August Warrant [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on issuance	356,000
October Warrant [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Loss on issuance	$ 807,509